Note 7 - Income Tax Reconciliation (Details)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Continuing Operations [Member]
Taxes computed at statutory rate	34.00%	34.00%
State income taxes, net of Federal income tax benefit	2.80%	(4.60%)
Dividends received exclusion	(2.80%)	(6.60%)
All other net	(2.30%)	3.70%
Income tax rate	31.70%	26.50%
Taxes computed at statutory rate	34.00%	34.00%
State income taxes, net of Federal income tax benefit	2.80%	(4.60%)
Dividends received exclusion	(2.80%)	(6.60%)
All other net	(2.30%)	3.70%
Income tax rate	31.70%	26.50%